American Beacon Mid-Cap Value Fund | American Beacon Mid-Cap Value Fund
American Beacon Mid-Cap Value FundSM
Investment Objective
The Fund’s investment objective is long-term capital appreciation and current income.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales discounts if you and your eligible family members invest, or agree to invest in the future, at least $50,000 in the A Class shares of the American Beacon Funds. More information about these and other discounts is available from your financial professional and in “Choosing Your Share Class” on page 86 of the Prospectus and “Additional Purchase and Sale Information for A Class Shares” on page 100 of the statement of additional information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees American Beacon Mid-Cap Value Fund	A Class	C Class	Y Class	Advisor Class	Institutional Class	Investor Class
Maximum sales charge imposed on purchases (as a percentage of offering price)	5.75%	none	none	none	none	none
Maximum deferred sales charge load (as a percentage of the lower of original offering price or redemption proceeds)	none	1.00%	none	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses American Beacon Mid-Cap Value Fund		A Class	C Class	Y Class	Advisor Class	Institutional Class	Investor Class
Management fees		0.58%	0.58%	0.58%	0.58%	0.58%	0.58%
Distribution and/or service (12b-1) fees		0.25%	1.00%	none	0.25%	none	none
Other expenses		0.78%	0.88%	0.70%	1.16%	0.48%	0.86%
Acquired Fund Fees and Expenses		0.01%	0.01%	0.01%	0.01%	0.01%	0.01%
Total annual fund operating expenses	[1]	1.62%	2.47%	1.29%	2.00%	1.07%	1.45%
Expense Reduction and Reimbursement		0.12%	0.22%	0.20%	0.50%	0.08%	0.21%
Total annual fund operating expenses after expense reduction and reimbursement	[2]	1.50%	2.25%	1.09%	1.50%	0.99%	1.24%
[1]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets provided in the Fund's Financial Highlights table, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
[2]	The Manager has contractually agreed to reduce and/or reimburse the A Class, C Class, Y Class, Advisor Class, Institutional Class and Investor Class of the Fund for Other Expenses, as applicable, through February 28, 2014 to the extent that Total Annual Fund Operating Expenses exceed 1.49% for the A Class, 2.24% for the C Class, 1.08% for the Y Class, 1.49% for the Advisor Class, 0.98% for the Institutional Class and 1.23% for the Investor Class (excluding taxes, brokerage commissions, acquired fund fees and expenses and other extraordinary expenses such as litigation). The contractual expense arrangement can be changed by approval of a majority of the Fund's Board of Trustees. The Manager can be reimbursed by the Fund for any contractual or voluntary fee reductions or expense reimbursements if reimbursement to the Manager (a) occurs within three years after the Manager's own reduction or reimbursement and (b) does not cause the Total Annual Fund Operating Expenses of a class to exceed the percentage limit contractually agreed.

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example American Beacon Mid-Cap Value Fund (USD $)	1 year	3 years	5 years	10 years
A Class	719	1,046	1,396	2,379
C Class	328	749	1,296	2,790
Y Class	111	390	689	1,540
Advisor Class	153	579	1,032	2,287
Institutional Class	101	332	582	1,298
Investor Class	126	438	772	1,716

Assuming no redemption of shares:
Expense Example, No Redemption (USD $)	1 year	3 years	5 years	10 years
American Beacon Mid-Cap Value Fund C Class	228	749	1,296	2,790

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 87% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, at least 80% of the Fund’s net assets (plus the amount of any borrowings for investment purposes) are invested in equity securities of middle market capitalization U.S. companies. These companies have market capitalizations within the market capitalization range of the companies in the Russell Midcap® Index at the time of investment. As of December 31, 2012 the market capitalizations of the companies in the Russell Midcap Index ranged from $313 million to $25 billion. The Fund’s investments may include common stocks, preferred stocks, securities convertible into U.S. common stocks, real estate investment trusts (“REITs”), American Depositary Receipts (“ADRs”) and U.S. dollar-denominated foreign stocks trading on U.S. exchanges (collectively referred to as “stocks”).

The Manager allocates the assets of the Fund among different sub-advisors. The Manager believes that this strategy may help the Fund outperform other investment styles over the longer term while reducing volatility and downside risk.

In general, the sub-advisors select stocks that, in their opinion, have most or all of the following characteristics (relative to the Russell Midcap Index):

‣	above-average earnings growth potential,
‣	below-average price to earnings ratio,
‣	below-average price to book value ratio, and
‣	above-average dividend yields.

One sub-advisor invests in medium-sized companies with low price to earnings and price to book value ratios and high dividend yields in relation to the Russell Midcap Index. Through extensive research and meetings with company management teams, the sub-advisor seeks to identify companies that not only possess these three characteristics, but that also exhibit high or improving profitability translating into earnings growth above that of the overall Russell Midcap Index. The sub-advisor’s portfolio will generally consist of 35 to 45 stocks.

The second sub-advisor invests in medium-sized companies and intends to maintain a concentrated portfolio of 30 to 40 stocks selected from the most undervalued or “deep” value portion of its investment universe. That sub-advisor looks for companies within that universe that sell for a low price relative to normal earnings (with “normal earnings” defined as a 5 year estimate of what the company should earn in a normal environment based on research of the company’s history and the history of its industry).

The third sub-advisor utilizes a classic value-driven philosophy based on the belief that leading businesses selling at a discount to fair value have the potential to generate excess returns. The strategy focuses on stocks that are temporarily out of favor in the market; specifically, companies with higher returns on capital, free cash flow and strong balance sheets. These companies often dominate a particular industry niche, generally have significant barriers to entry and, as a result, are able to perpetuate a higher return on capital over time.

Each of the Fund’s sub-advisors determines the earnings growth prospects of companies based upon a combination of internal and external research using fundamental analysis and considering changing economic trends. The decision to sell a security is typically based on the belief that the company is no longer considered undervalued or shows deteriorating fundamentals, or that better investment opportunities exist in other stocks.

The Fund may invest cash balances in money market funds and may purchase and sell futures contracts to gain market exposure on cash balances or reduce market exposure in anticipation of liquidity needs.

Principal Risks

There is no assurance that the Fund will achieve its investment objective and you could lose part or all of your investment in the Fund. The Fund is not designed for investors who need an assured level of income and is intended to be a long-term investment. The Fund is not a complete investment program and may not be appropriate for all investors. Investors should carefully consider their own investment goals and risk tolerance before investing in the Fund. The principal risks of investing in the Fund are:

Equity Investments Risk

Equity securities generally are subject to market risk. The Fund’s investments in equity securities may include common stocks, preferred stocks, securities convertible into or exchangeable for common stocks, REITs, ADRs, and U.S. dollar-denominated foreign stocks traded on U.S. exchanges. Such investments may expose the Fund to additional risks.

Common stock generally is subordinate to preferred stock upon the liquidation or bankruptcy of the issuing company. Preferred stocks and convertible securities are sensitive to movements in interest rates. In addition, convertible securities are subject to the risk that the credit standing of the issuer may have an effect on the convertible securities’ investment value. Investments in ADRs and U.S. dollar-denominated foreign stocks traded on U.S. exchanges are subject to certain of the risks associated with investing directly in foreign securities. Investments in REITs are subject to the risks associated with investing in the real estate industry such as adverse developments affecting the real estate industry and real property values.

Foreign Exposure Risk

The Fund may invest in securities issued by foreign companies through ADRs and U.S. dollar-denominated foreign stocks trading on U.S. exchanges. ADRs are subject to many of the risks inherent in investing in foreign securities, including, but not limited to, currency fluctuations and political and financial instability in the home country of a particular ADR or foreign stock. Non-U.S. investments carry potential risks not associated with U.S. investments. Such risks include, but are not limited to: (1) currency exchange rate fluctuations, (2) political and financial instability, (3) less liquidity and greater volatility, (4) lack of uniform accounting, auditing and financial reporting standards, (5) increased price volatility, and (6) less government regulation and supervision of foreign stock exchanges, brokers and listed companies.

Futures Contracts Risk

Futures contracts are a type of derivative investment. A derivative refers to any financial instrument whose value is derived, at least in part, from the price of another security or a specified index, asset or rate. The use of derivatives presents risks different from, and possibly greater than, the risks associated with investing directly in traditional securities. Gains or losses in a derivative may be magnified and may be much greater than the derivatives original cost.

There may be an imperfect correlation between the changes in market value of the securities held by the Fund and the prices of futures contracts. There may not be a liquid secondary market for the futures contract. When the Fund purchases or sells a futures contract, it is subject to daily variation margin calls that could be substantial in the event of adverse price movements. If the Fund has insufficient cash to meet daily variation margin requirements, it might need to sell securities at a time when such sales are disadvantageous.

High Portfolio Turnover Risk

Portfolio turnover is a measure of a Fund’s trading activity over a one-year period. A portfolio turnover rate of 100% would indicate that a Fund sold and replaced the entire value of its securities holdings during the period. High portfolio turnover could increase a Fund’s transaction costs and possibly have a negative impact on performance. Frequent trading by a Fund could also result in increased short-term capital gain distributions to shareholders, which are taxable as ordinary income.

Investment Risk

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. When you sell your shares of the Fund, they could be worth less than what you paid for them. Therefore, you may lose money by investing in the Fund.

Issuer Risk

The value of a security may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services, as well as the historical and prospective earnings of the issuer and the value of its assets.

Market Events Risk

Turbulence in financial markets and reduced liquidity in equity, credit and fixed-income markets may negatively affect many issuers worldwide which could adversely affect the Fund.

Market Risk

Market risks, including political, regulatory, market and economic developments, and developments that impact specific economic sectors, industries or segments of the market, can affect the value of the Fund’s shares. The Fund’s equity investments are subject to stock market risk, which involves the possibility that the value of the Fund’s investments in stocks will decline due to drops in the stock market. From time to time, certain investments held by the Fund may have limited marketability and may be difficult to sell at favorable times or prices. If the Fund is forced to sell such holdings to meet redemption requests or other cash needs, the Fund may have to sell them at a loss.

Mid-Capitalization Companies Risk

Investing in the securities of medium capitalization companies involves greater risk and the possibility of greater price volatility than investing in larger capitalization companies and more established companies, since medium-sized companies may have limited operating history, product lines and financial resources, the securities of these companies may lack sufficient market liquidity and can be sensitive to expected changes in interest rates, borrowing costs and earnings.

Other Investment Companies Risk

The Fund may invest in shares of other registered investment companies, including open-end funds and money market funds. To the extent that the Fund invests in shares of other registered investment companies, you will indirectly bear fees and expenses charged by the underlying funds in addition to the Fund’s direct fees and expenses and will be subject to the risks associated with investments in those funds.

Securities Selection Risk

Securities selected by the Manager or a sub-advisor for the Fund may not perform to expectations. This could result in the Fund’s underperformance compared to other funds with similar investment objectives.

Value Stocks Risk

Value stocks are subject to the risk that their intrinsic value may never be realized by the market or that their prices may go down. While the Fund’s investments in value stocks may limit its downside risk over time, the Fund may produce more modest gains than riskier stock funds as a trade-off for this potentially lower risk. Different investment styles tend to shift in and out of favor, depending on market conditions and investor sentiment. The Fund’s value style could cause the Fund to underperform funds that use a growth or non-value approach to investing or have a broader investment style.

Fund Performance

The bar chart and table below provide an indication of risk by showing how the Fund’s performance has varied from year to year. The table shows how the Fund’s performance compares to a broad-based market index and the Lipper® Mid-Cap Value Funds Index, a composite of mutual funds comparable to the Fund.

The chart and the table show the performance of the Fund’s Investor Class shares for all periods. The Fund began offering Institutional Class shares on November 30, 2005, Investor Class shares on March 1, 2006, Advisor Class shares on June 30, 2007, Y Class shares on March 1, 2010, A Class shares on May 17, 2010 and C Class shares on September 1, 2010. In the table below, the performance of the AMR Class of the Fund, which began offering shares on June 30, 2004 and is not offered in this prospectus, is shown for the Institutional Class shares before the date such class was first offered. For the Investor Class, performance results from June 30, 2004 to November 30, 2005 are for the AMR Class and performance results from November 30, 2005 to March 1, 2006 are for the Institutional Class. For the Advisor Class, performance results from June 30, 2004 to November 30, 2005 are for the AMR Class, performance results from November 30, 2005 to March 1, 2006 are for the Institutional Class and performance results from March 1, 2006 to June 30, 2007 are for the Investor Class. For Y Class, A Class and C Class shares, performance results from June 30, 2004 to November 30, 2005 are for the AMR Class and performance results from November 30, 2005 to the inception of the Y Class, A Class and C Class shares are for the Institutional Class.

In each case, the older share classes would have had similar annual returns to the newer share classes because the shares are invested in the same portfolio securities. However, because the older classes had lower expenses, their performance was better than the newer classes would have realized in the same period. You may obtain updated performance information on the Fund’s website at www.americanbeaconfunds.com. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Calendar year total returns for Investor Class shares Total Return for the Calendar Year Ended 12/31 of each Year
[1]	The bar chart previously reflected the performance of the Fund's Institutional Class shares. The bar chart currently shows the performance of the Fund's Investor Class shares for consistency with disclosures included in the Fund's annual report to shareholders for the period ended October 31, 2012.

Highest Quarterly Return: (1/1/05 through 12/31/12)	24.28% (3rd Quarter 2009)
Lowest Quarterly Return: (1/1/05 through 12/31/12)	-21.51% (4th Quarter 2008)

Average Annual Total Returns For the periods ended December 31, 2012
Average Annual Total Returns American Beacon Mid-Cap Value Fund		Label	1 year	5 years	Since Inception	Inception Date
Investor Class	[1][2]		15.71%	4.84%	6.67%	Feb. 28, 2006
Investor Class After Taxes on Distributions	[1][2]		14.85%	4.54%	5.32%	Feb. 28, 2006
Investor Class After Taxes on Distributions and Sales	[1][2]		11.38%	4.12%	5.16%	Feb. 28, 2006
A Class	[1][2]		8.85%	3.33%	5.76%	May 17, 2010
C Class	[1][2]		13.64%	4.21%	6.29%	Sep. 01, 2010
Y Class	[1][2]		15.98%	4.97%	6.80%	Mar. 01, 2010
Advisor Class	[1][2]		15.43%	4.59%	6.51%	Jun. 29, 2007
Institutional Class	[1][2]		16.00%	5.00%	6.82%	Nov. 30, 2005
Russell Midcap Value Index	[1][2]	(reflects no deduction for fees, expenses or taxes)	18.51%	3.79%	7.54%
Lipper Mid-Cap Value Funds Index	[1][2]	(reflects no deduction for fees, expenses or taxes)	18.32%	2.98%	6.23%
[1]	After-tax returns are shown only for Investor Class shares; after-tax returns for other share classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. If you hold your Fund shares through a tax-deferred arrangement, such as an IRA or a 401(k), the after-tax returns do not apply to your situation.
[2]	The table previously reflected the after-tax return of the Fund's Institutional Class shares. The table currently shows the after-tax return of the Fund's Investor Class shares for consistency with disclosures included in the Fund's annual report to shareholders for the period ended October 31, 2012.